Average Annual Total Returns - TCW Global Bond Fund	Mar. 01, 2021
Bloomberg Barclays Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	9.20%	[1]
5 Years	4.79%	[1]
Since Inception	2.57%	[1]
Inception Date	Nov. 30, 2011	[1]
Class I
Average Annual Return:
1 Year	12.28%
5 Years	5.15%
Since Inception	3.68%
Inception Date	Nov. 30, 2011
Class I | After Taxes on Distributions
Average Annual Return:
1 Year	10.75%
5 Years	4.09%
Since Inception	2.64%
Inception Date	Nov. 30, 2011
Class I | After taxes on distributions and sale of fund shares
Average Annual Return:
1 Year	7.39%
5 Years	3.54%
Since Inception	2.45%
Inception Date	Nov. 30, 2011
Class N
Average Annual Return:
1 Year	12.22%
5 Years	5.11%
Since Inception	3.66%
Inception Date	Nov. 30, 2011

[1]

The Bloomberg Barclays Global Aggregate Bond Index is a multi-currency benchmark that provides a broad-based measure of the global investment grade fixed rate debt markets and includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers.